Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Net loss	$ (14,329)	$ (21,468)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	654	735
Amortization of debt issuance costs and debt discount	129	87
Stock-based compensation	1,532	2,028
Noncash interest expense and other charges	1,146	5,330
Common stock to be issued for services		106
Provision for doubtful accounts receivable		45
Gain on sale of property and equipment		(28)
Provision for excess and obsolete inventories	80	630
Changes in operating assets and liabilities:
Accounts receivable	(147)	(378)
Other long-term assets	427	104
Inventories	(1,149)	776
Prepaid expenses and other current assets	(59)	(91)
Accounts payable	(229)	297
Accrued compensation	(8)	123
Leasehold liability	(984)
Accrued expenses and other current liabilities	(768)	(2,618)
Other long-term liabilities and accrued interest	(32)	(115)
Net cash used in operating activities	(13,737)	(14,437)
Cash flows from investing activities
Purchases of property and equipment	(88)	(411)
Proceeds from sale of property and equipment	18	28
Net cash used in investing activities	(70)	(383)
Cash flows from financing activities
Proceeds from the issuance of convertible preferred stock, net of issuance costs		15,534
Proceeds from the issuance of common stock related to warrant exercises	7,993	581
Proceeds from the issuance of common stock in public offerings, net of issuance costs	3,811	3,539
Proceeds from the issuance of common stock under officers and directors purchase plan	54
Payment of debt discount in connection with loan amendment		(155)
Payment of accrued interest		(60)
Net cash provided by financing activities	11,858	19,439
Net change in cash and cash equivalents	(1,949)	4,619
Cash and cash equivalents, beginning of period	16,410	5,389
Cash and cash equivalents, end of period	14,461	10,008
Supplemental disclosure of cash flow information
Cash paid for interest		60
Noncash investing and financing activities:
Conversion of CRG loan principal into Series A Preferred Stock		38,000
Accretion of Series A Preferred Stock dividends	2,685	2,082
Issuance of Series A Preferred Stock as dividend payment	2,918
Reclassification of right of use asset to prepaid rent	358
Increase to right of use asset and leasehold liability arising from lease amendment	4,680
Transfers between inventory and property and equipment	380	103
Deemed dividend arising from beneficial conversion feature of convertible preferred stock		$ 5,216